Variable Interest Entities - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Property and equipment, net	$ 223,730	$ 259,874
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash	495	737
Property and equipment, net	46,027	61,769
Long-term notes payable, current portion	17,861	7,690
Long-term notes payable, non-current portion	$ 10,318	$ 29,619